UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21954
                                                     ---------

                          Oppenheimer Baring Japan Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring Japan Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS--95.1%
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.5%
------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.9%
NOK Corp.                                                         15,900   $      311,026
------------------------------------------------------------------------------------------
AUTOMOBILES--2.6%
Isuzu Motors Ltd.                                                 53,000          288,367
------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.5%
Matsushita Electric Industrial Co.                                22,000          383,798
------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
Marui Co. Ltd.                                                    23,300          266,826
------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Bic Camera, Inc.                                                     220          120,649
------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Oenon Holdings, Inc.                                              71,000          156,553
------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Maruha Group, Inc.                                                89,000          149,115
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
UNI-CHARM Corp.                                                    3,400          196,148
------------------------------------------------------------------------------------------
FINANCIALS--19.3%
------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
Nomura Securities Co. Ltd.                                        18,900          334,614
------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.0%
Mitsubishi UFJ Financial Group, Inc.                                  31          298,070
------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                 59          466,232
                                                                           ---------------
                                                                                  764,302
------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.6%
Ichinen Co. Ltd.                                                  31,700          177,130
------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--7.7%
Mitsui Fudosan Co. Ltd.                                           21,000          549,529
------------------------------------------------------------------------------------------
Sun Frontier Fudousan Co. Ltd.                                       171          290,932
                                                                           ---------------
                                                                                  840,461
------------------------------------------------------------------------------------------
HEALTH CARE--0.9%
------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Mani, Inc.                                                         2,000          105,363
------------------------------------------------------------------------------------------
INDUSTRIALS--25.8%
------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.3%
Yusen Air & Sea Service Co. Ltd.                                  12,100          251,321
------------------------------------------------------------------------------------------
BUILDING PRODUCTS--2.2%
Daikin Industries Ltd.                                             5,400          242,508
------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Prestige International, Inc.                                          56          111,236
------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.4%
Shimizu Corp.                                                     58,000          369,669
------------------------------------------------------------------------------------------
MACHINERY--5.0%
KITZ Corp.                                                        28,000          245,444
------------------------------------------------------------------------------------------
Nachi-Fujikoshi Corp.                                             73,000          308,291
                                                                           ---------------
                                                                                  553,735
------------------------------------------------------------------------------------------
ROAD & RAIL--3.0%
Tokyu Corp.                                                       52,000          324,691


                        1 | OPPENHEIMER BARING JAPAN FUND

Oppenheimer Baring Japan Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--8.9%
Mitsubishi Corp.                                                  12,000   $      342,417
------------------------------------------------------------------------------------------
Mitsui & Co. Ltd.                                                 30,000          633,001
                                                                           ---------------
                                                                                  975,418
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.0%
------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Ferrotec Corp.                                                    12,400          116,729
------------------------------------------------------------------------------------------
Japan Aviation Electronics Industry Ltd.                          10,000          145,090
------------------------------------------------------------------------------------------
Soshin Electric Co. Ltd.                                          17,000          133,604
                                                                           ---------------
                                                                                  395,423
------------------------------------------------------------------------------------------
IT SERVICES--2.2%
Nomura Research Institute Ltd.                                     7,200          242,508
------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.2%
Elpida Memory, Inc. 1                                              5,700          220,537
------------------------------------------------------------------------------------------
Tokyo Seimitsu Co. Ltd.                                            6,500          194,792
------------------------------------------------------------------------------------------
ULVAC, Inc.                                                          800           30,441
------------------------------------------------------------------------------------------
Yamaichi Electronics Co. Ltd.                                     17,500          117,886
                                                                           ---------------
                                                                                  563,656
------------------------------------------------------------------------------------------
MATERIALS--18.5%
------------------------------------------------------------------------------------------
CHEMICALS--13.7%
Mitsubishi Rayon Co. Ltd.                                         59,000          376,043
------------------------------------------------------------------------------------------
Nippon Shokubai Co. Ltd.                                          32,000          284,377
------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                  5,800          270,490
------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                             7,900          571,742
                                                                           ---------------
                                                                                1,502,652
------------------------------------------------------------------------------------------
METALS & MINING--4.8%
Nippon Steel Corp.                                                75,000          525,952
------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.5%
NTT DoCoMo, Inc.                                                     177          270,569
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $11,160,687)                      95.1%      10,423,690
------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      4.9          535,106

                                                                --------------------------
NET ASSETS                                                         100.0%  $   10,958,796
                                                                ==========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


                        2 | OPPENHEIMER BARING JAPAN FUND

Oppenheimer Baring Japan Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $   11,160,687
Federal tax cost of other investments                  133,947
                                                ---------------
Total federal tax cost                          $   11,294,634
                                                ===============

Gross unrealized appreciation                   $      400,439
Gross unrealized depreciation                       (1,138,864)
                                                ---------------
Net unrealized depreciation                     $     (738,425)
                                                ===============


                        3 | OPPENHEIMER BARING JAPAN FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring Japan Fund


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Financial Officer
Date: 10/09/2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/09/2007


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/09/2007